Income Taxes - Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earnings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	€ 9	€ (3)	€ (2)
Remeasurements of defined benefit plans	(175)	89	(75)
Income tax will not be reclassified to profit or loss	(166)	86	(77)
Items that may be reclassified subsequently to profit and loss:
Gains / losses on revaluation of available-for-sale investments	(134)	(187)	810
Gains / losses transferred to the income statement on disposal and impairment of available- for-sale investments	441	427	124
Changes in cash flow hedging reserve	567	24	(98)
Movement in foreign currency translation and net foreign investment hedging reserve	76	(39)	(52)
Income tax will be reclassified to profit or loss	951	225	783
Total income tax related to components of other comprehensive income	785	311	706
Income tax related to equity instruments and other
Income tax related to equity instruments	44	44	46
Other	14	(3)
Total income tax recognised directly in retained earnings	€ 58	€ 41	€ 46